dividends per share	6 Months Ended
Jun. 30, 2023
dividends per share
dividends per share
13	dividends per share
(a)	TELUS Corporation Common Share dividends declared

Six-month periods ended June 30
(millions except per share amounts)	2023				2022
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506	Mar. 11, 2022	$0.3274	Apr. 1, 2022	$450
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526	June 10, 2022	0.3386	July 4, 2022	467
		$0.7147		$1,032		$0.6660		$917

On August 3, 2023, the Board of Directors declared a quarterly dividend of $0.3636 per share on our issued and outstanding TELUS Corporation Common Shares payable on October 2, 2023, to holders of record at the close of business on September 8, 2023. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on September 8, 2023.

(b)	Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. We may, at our discretion, offer TELUS Corporation Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered TELUS Corporation Common Shares from Treasury at a discount of 2%. In respect of TELUS Corporation Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the three-month and six-month periods ended June 30, 2023, of $175 million (2022 - $158 million) and $348 million (2022 - $307 million), respectively, were to be reinvested in TELUS Corporation Common Shares.